Financial instruments - fair values and risk management - Credit risk (Details) - Credit risk	12 Months Ended
	Dec. 31, 2025 USD ($) debtor	Dec. 31, 2024 USD ($) debtor
Trade and other receivables | Customer concentration risk | Largest debtor
Maximum exposure to credit risk
Risk concentration	29.00%	25.00%
Trade and other receivables | Customer concentration risk | 3 largest debtors
Maximum exposure to credit risk
Risk concentration	69.00%	57.00%
Number of largest debtors | debtor	3	3
Cash
Maximum exposure to credit risk
Maximum exposure to credit risk	$ 62,908,000	$ 111,049,000
Loan Receivable [member]
Maximum exposure to credit risk
Maximum exposure to credit risk	1,490,000	226,000
Trade receivables
Maximum exposure to credit risk
Maximum exposure to credit risk	31,743,000	32,886,000
Other investments - current
Maximum exposure to credit risk
Maximum exposure to credit risk	45,408,000	23,757,000
Other investments - non-current
Maximum exposure to credit risk
Maximum exposure to credit risk	$ 16,415,000	$ 16,115,000